Income taxes - Income taxes recognized directly in capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Re-measurement of defined benefit plan, before tax	$ 163	$ 205	$ (722)
Tax effect	(35)	(43)	125
Re-measurement of defined benefit plan, after tax	$ 128	$ 162	$ (597)